Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares	100.00%
Percentage of the dissolution rights allocated to ordinary shares	100.00%
Unrealized (loss) from hedge accounting	$ (162,321)	$ (157,220)
Unrealized gain (loss) from available for sale securities	(12,669)	(11,745)
Unrealized gain (losses) on marketable securities	(21)	$ 565	$ 2,421
Re-measurements of defined benefit plans	$ (5)
1999 Stock Incentive Plan [Member]
Shareholders Equity [Line Items]
Number of shares outstanding	0	0	0
Number of options available for future grants	0	0	0
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.
Founders' Shares [Member]
Shareholders Equity [Line Items]
Description of voting power allocated to the founders' shares	One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.